Consolidated Income Statements $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Profit or loss [abstract]
Net revenues	$ 1,605	$ 2,874	$ 1,687
Gaming tax	(515)	(1,017)	(625)
Employee benefit expenses	(1,032)	(1,049)	(1,050)
Depreciation and amortization	(750)	(733)	(684)
Inventories consumed	(26)	(34)	(23)
Other expenses, gains and losses	(445)	(578)	(544)
Operating loss	(1,163)	(537)	(1,239)
Interest income	19	2	11
Finance costs, net of amounts capitalized	(444)	(373)	(279)
Loss on early retirement of debt	0	(137)	0
Loss before income tax	(1,588)	(1,045)	(1,507)
Income tax benefit/(expense)	6	(3)	(16)
Loss for the year attributable to equity holders of the Company	$ (1,582)	$ (1,048)	$ (1,523)
Loss per share for loss attributable to equity holders of the Company
Basic | (per share)	$ (0.1955)	$ (0.1295)	$ (0.1882)
Diluted | (per share)	$ (0.1955)	$ (0.1295)	$ (0.1882)